OTHER OPERATING EXPENSE	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of other operating expense [text block]
25)    OTHER OPERATING EXPENSES
The breakdown of “Other operating expenses” for the years ended December 31, 2020, 2021 and 2022 is as follow:

	Thousands of U.S. dollars
	2020	2021	2022
Other operating expenses
Services provided by third parties	106,526	95,064	120,804
Losses on disposal of fixed assets	316	414	758
Taxes other than income tax	11,610	4,344	6,824
Other management expenses	259	123	—
Total	118,711	99,945	128,386
Details of “Services provided by third parties” under “Other operating expenses” are as follow:

	Thousands of U.S. dollars
	2020	2021	2022
Services provided by third parties
Installation and maintenance	23,775	22,102	29,932
Lawyers and law firms	3,157	3,695	12,209
Consultants	11,584	15,305	13,609
Audits and other related services	1,187	1,987	1,845
Other external professional services(*)	24,779	30,441	44,220
Publicity, advertising and public relations	3,556	3,048	690
Insurance premiums	1,517	1,267	20
Travel expenses	1,631	784	830
Utilities	17,736	6,550	9,672
Banking and similar services	971	414	6
Other	16,633	9,471	7,771
TOTAL	106,526	95,064	120,804